International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
Adevinta ASA - Class B *	France	317,057	2,248
Rightmove PLC	United Kingdom	663,100	4,624
Safaricom PLC	Kenya	19,141,500	2,617
Schibsted ASA - Class B	Norway	185,699	2,977

Total			12,466

Consumer Discretionary (11.4%)
Autoliv, Inc.	Sweden	81,700	7,628
Compass Group PLC	United Kingdom	814,000	20,467
InterContinental Hotels Group PLC, ADR	United Kingdom	137,384	9,150
LVMH Moet Hennessy Louis Vuitton SE	France	65,000	59,570
PRADA SpA	Italy	1,231,300	8,769
USS Co., Ltd.	Japan	276,200	4,787

Total			110,371

Consumer Staples (5.3%)
Clicks Group, Ltd.	South Africa	127,752	1,845
Nestle SA	United States	381,159	46,531
PriceSmart, Inc.	United States	43,200	3,088

Total			51,464

Energy (0.9%)
NOV, Inc.	United States	215,000	3,980
Reliance Industries, Ltd.	India	75,000	2,132
Reliance Industries, Ltd., GDR	India	37,400	2,107

Total			8,219

Financials (15.9%)
AIA Group, Ltd.	Hong Kong	2,464,088	25,891
Deutsche Borse AG	Germany	78,500	15,278
Housing Development Finance Corp., Ltd.	India	246,863	7,910
Kotak Mahindra Bank, Ltd.	India	193,300	4,079
Marsh & McLennan Cos., Inc.	United States	150,923	25,136
Mastercard, Inc. - Class A	United States	44,650	16,226
Moody’s Corp.	United States	43,500	13,312
MSCI, Inc.	United States	33,900	18,973
S&P Global, Inc.	United States	35,600	12,274
UBS Group AG	Switzerland	190,000	4,012
Visa, Inc. - Class A	United States	49,025	11,053

Total			154,144

Health Care (8.9%)
Dechra Pharmaceuticals PLC	United Kingdom	71,900	2,357
Hoya Corp.	Japan	171,100	18,921
Novo Nordisk A/S - Class B	Denmark	181,000	28,723
ResMed, Inc.	United States	88,600	19,403
Roche Holding AG	United States	58,652	16,785

Total			86,189

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Industrials (28.5%)
Aalberts NV	Netherlands	47,000	2,217
Airbus SE	France	175,400	23,498
Assa Abloy AB - Class B	Sweden	762,100	18,298
Atlas Copco AB - Class A	Sweden	1,961,600	24,870
Auckland International Airport, Ltd. *	New Zealand	528,604	2,878
Azelis Group NV	Belgium	145,107	3,684
BAE Systems PLC	United Kingdom	783,600	9,500
CAE, Inc. *	Canada	272,600	6,164
Canadian Pacific Railway, Ltd.	Canada	223,300	17,195
Edenred	France	219,766	13,003
Epiroc AB	Sweden	744,332	14,780
Experian PLC	United States	431,100	14,190
FANUC Corp.	Japan	204,500	7,374
IMCD NV	Netherlands	48,700	7,970
Interpump Group SpA	Italy	122,400	6,885
KONE Oyj	Finland	102,600	5,352
Legrand SA	France	175,800	16,080
MISUMI Group, Inc.	Japan	471,812	11,870
OSG Corp.	Japan	152,700	2,300
Otis Worldwide Corp.	United States	68,300	5,764
Recruit Holdings Co., Ltd.	Japan	544,300	15,087
Safran SA	France	183,900	27,310
Schindler Holding AG	Switzerland	25,608	5,604
SHO-BOND Holdings Co., Ltd.	Japan	156,061	6,446
Vestas Wind Systems A/S	Denmark	277,200	8,031

Total			276,350

Information Technology (18.7%)
Amadeus IT Group SA *	Spain	323,100	21,634
ASML Holding NV	Netherlands	86,100	58,832
Azbil Corp.	Japan	358,500	9,808
Keyence Corp.	Japan	65,200	31,965
Lagercrantz Group AB	Sweden	111,200	1,394
Lam Research Corp.	United States	9,300	4,930
Lasertec Corp.	Japan	50,700	8,988
Lectra	France	75,400	2,979
NICE, Ltd., ADR *	Israel	62,200	14,237
Spectris PLC	United Kingdom	222,600	10,051
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	954,000	16,901

Total			181,719

Materials (7.4%)
CRH PLC, ADR	Ireland	365,500	18,593
Franco-Nevada Corp.	Canada	51,000	7,439
Linde PLC	United States	100,755	35,812
The Sherwin-Williams Co.	United States	42,700	9,598

Total			71,442

International Growth Portfolio

Common Stocks (98.5%)	Country	Shares/Par +	Value $ (000’s)
Real Estate (0.2%)
Vonovia SE	Germany	115,660	2,175

Total			2,175

Common Stocks (98.5%)	Country	Shares/Par +	Value $ (000’s)
Real Estate continued

Total Common Stocks (Cost: $757,762)			954,539

Total Investments (98.5%) (Cost: $757,762)@			954,539

Other Assets, Less Liabilities (1.5%)			14,748

Net Assets (100.0%)			969,287

Investments by Country of Risk as a Percentage of Net Assets:
United States	26.5%
France	14.9%
Japan	12.2%
Netherlands	7.1%
Sweden	7.0%
United Kingdom	5.7%
Other	25.1%

Total	98.5%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $757,762 and the net unrealized appreciation of investments based on that cost was $196,777 which is comprised of $226,393 aggregate gross unrealized appreciation and $29,616 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$16,778	$93,593	$—
Consumer Staples	3,088	48,376	—
Energy	5,975	2,244	—
Financials	96,974	57,170	—
Health Care	19,403	66,786	—
Industrials	29,123	247,227	—
Information Technology	19,167	162,552	—
All Others	71,442	14,641	—

Total Assets:	$261,950	$692,589	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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